Consolidated Summary of Investments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost	$ 56,353
Amount at which shown in the consolidated balance sheet	57,494
Policy loans [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	989
Amount at which shown in the consolidated balance sheet	989
Other investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,047
Amount at which shown in the consolidated balance sheet	1,047
Short-term investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,944
Amount at which shown in the consolidated balance sheet	1,944
US Government Corporations and Agencies securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	596
Fair value	645
Amount at which shown in the consolidated balance sheet	645
Obligations of states, political subdivisions and foreign governments [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	2,454
Fair value	2,696
Amount at which shown in the consolidated balance sheet	2,696
Public Utility, Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	4,396
Fair value	4,508
Amount at which shown in the consolidated balance sheet	4,508
All Other Corporate Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	35,078
Fair value	35,841
Amount at which shown in the consolidated balance sheet	35,841
Fixed maturity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	42,524
Fair value	43,690
Amount at which shown in the consolidated balance sheet	43,690
Industrial, miscellaneous and all other [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	2
Fair value	2
Amount at which shown in the consolidated balance sheet	2
Nonredeemable preferred stocks [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Fair value	8
Amount at which shown in the consolidated balance sheet	8
Equity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	2
Fair value	10
Amount at which shown in the consolidated balance sheet	10
Trading assets [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	54
Fair value	54
Amount at which shown in the consolidated balance sheet	54
Mortgage loans, net of allowance [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	9,793
Amount at which shown in the consolidated balance sheet	$ 9,760	[1]

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).